Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income taxes
Income taxes
The components of income tax expense (benefit) for the years ended December, 31 2013, 2012 and 2011 are as follows:

	2013	2012	2011
Current
Federal	$3,961	$(4,596)	$(16,300)
State	413	197	552
	4,374	(4,399)	(15,748)
Deferred
Federal	(1,859)	(2,759)	(4,513)
State	602	(874)	(1,413)
	(1,257)	(3,633)	(5,926)
	$3,117	$(8,032)	$(21,674)
The 2013 income tax expense of $3,117 consists of $2,874 related to continuing operations and $243 related to discontinued operations. The 2012 income tax benefit of $8,032 consists of $8,084 related to continuing operations and ($52) related to discontinued operations. The 2011 income tax benefit of $21,674 consists of $22,332 related to continuing operations and ($658) related to discontinued operations.

A reconciliation of differences between the statutory U.S. Federal income tax rate of 35% and the Company’s effective tax rate from continuing operations for the years ended December 31, 2013, 2012, and 2011 follows:

	2013	2012	2011
Income tax expense at statutory rate	35.0%	35.0%	35.0%
State taxes, net of federal tax	(0.4)	1.7	2.5
Nondeductible termination fee on management services agreement	(157.6)	—	—
Nondeductible capitalized transaction costs	(3.8)	—	—
Nondeductible compensation expense	(8.1)	—	—
Nondeductible (permanent) items- other	(1.3)	(1.0)	(0.2)
IRC Section 199 manufacturing deduction	17.0	—	—
Changes in tax rates	(11.2)	0.5	0.2
Indemnity tax asset	—	(0.5)	(1.1)
Uncertain tax positions	—	1.5	3.0
Other items	(3.7)	0.8	(2.5)
Valuation allowance	1.2	(2.3)	(2.1)
	(132.9)%	35.7%	34.8%

Significant components of the Company’s deferred tax assets and liabilities are as follows at December 31, 2013 and 2012:

	2013	2012
Deferred tax assets related to
Accounts receivable	$1,385	$516
Inventory	1,322	1,763
Accrued expenses	3,375	5,218
Other reserves and liabilities	5,464	3,913
Net operating loss and credit carryforwards	2,160	3,325
	13,706	14,735
Valuation allowance	(1,919)	(1,946)
Total deferred tax assets	11,787	12,789

Deferred tax liabilities related to
Real estate held for sale	(903)	(2,296)
Intangible assets	(4,523)	(4,391)
Property and equipment	(17,474)	(18,735)
Other assets	(1,051)	(788)
Total deferred tax liabilities	(23,951)	(26,210)
Net deferred tax liability	$(12,164)	$(13,421)

At December 31, 2013, the Company had $53,854 of state net operating loss carryforwards expiring at various dates through 2032. During 2013, the Company fully utilized its prior year Federal net operating loss carryforward and credits to reduce its current year federal income tax liability.

Section 382 of the Internal Revenue Code (“IRC”) imposes annual limitations on the utilization of net operating loss carry-forwards, other tax carry-forwards, and certain built-in losses upon an ownership change as defined under that section. In general terms, an ownership change may result from transactions that increase the aggregate ownership of certain stockholders in the Company’s stock by more than 50 percentage points over a three year testing period. If the Company were to experience an IRC section 382 ownership change, an annual limitation could be imposed on certain of the Company’s tax attributes, including its net operating losses, capital loss carry-forwards, and certain other losses, credits, deductions or tax basis.

The Company recognized a current income tax payable of $2,989 and $2,939 at December 31, 2013 and 2012, respectively.

During 2013 and 2012, the Company paid $4,535 and $244 in Federal and state income tax payments, respectively. During 2013 and 2012, the Company carried back certain state tax net operating losses as a tax deduction to offset taxable income in prior taxable periods. As a result of this tax loss carry back, the Company received tax refunds of $206 in 2013 and $16,399 in 2012. As of December 31, 2012, the Company is no longer able to carry back its tax net operating losses; therefore, to the extent the Company generates future tax net operating losses, the Company may be required to increase the valuation allowance on net deferred tax assets and income tax benefit would be adversely affected.

In accordance with ASC 740, the Company evaluates its deferred tax assets to determine if valuation allowances are required. In assessing the realizability of deferred tax assets, the Company considers both positive and negative evidence in determining whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The primary negative evidence considered includes the cumulative operating losses generated in prior periods. The primary positive evidence considered includes the reversal of deferred tax liabilities related to depreciation and amortization that would occur within the same jurisdiction and during the carry forward period necessary to absorb the Federal and state net operating losses and other deferred tax assets. The reversal of such liabilities would utilize the state net operating losses and other deferred tax assets.

Based upon the positive and negative evidence considered, the Company believes it is more likely than not that it will realize the benefit of the deferred tax assets, net of the existing state tax valuation allowances of $1,919 and $1,946 as of December 31, 2013 and 2012, respectively. To the extent the Company generates sufficient taxable income in the future to fully utilize the tax benefits of the net deferred tax assets on which a valuation allowance was recorded, the Company’s effective tax rate would be impacted as the valuation allowance is reversed.

The following table shows the changes in the amount of the Company’s valuation allowance:

	2013	2012	2011
Balance at January 1,	$1,946	$1,418	$50
Additions charged to expense	—	528	1,368
Deductions - other	(27)	—	—
Balance at December 31,	$1,919	$1,946	$1,418

During 2013, several state tax jurisdictions in which the Company conducts business enacted new laws to change their respective income tax rates prospectively. As a result of the change in tax rates, the Company reduced its net deferred tax liabilities and assets as well as the respective valuation allowances.

At December 31, 2013 and 2012, the Company has recognized no material uncertain tax positions. During 2012, the statute of limitations expired for certain tax periods where the Company had previously recognized a long-term liability related to uncertain tax positions. As a result, the Company increased current income tax benefit for the year ended December 31, 2012 by $347 and decreased the long-term liability related to the uncertain tax positions. The Company also recognized $347 within other income (expense), net, on the consolidated statement of operations due to the reduction in a corresponding related Wolseley indemnity asset.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits (exclusive of the effect of interest and penalties) is as follows:

	2013	2012	2011
Balance at January 1,	$—	$266	$2,027
Tax positions taken in prior periods:
Gross increases	—	—	—
Gross decreases	—	—	—
Tax positions taken in current period:
Gross increases	—	—	—
Settlements with taxing authorities	—	—	—
Lapse of applicable statute of limitations	—	(266)	(1,761)
Balance at December 31,	$—	$—	$266

Certain state tax returns are under examination by various regulatory authorities. The Company‘s state tax returns are open to examination for an average of three years. However, certain jurisdictions remain open to examination longer than three years due to the existence of net operating losses and statutory waivers. The Company’s Federal returns are open to examination for three years; however, due to statutory waivers, the Company's tax years ended July 31, 2008 and May 5, 2009 remain open until December 31, 2014 with the Federal tax authorities. The Company is currently under examination by the IRS for its tax years ended July 31, 2008, May 5, 2009, March 31, 2010, March 31, 2011 and March 31, 2012. At December 31, 2013 and 2012, the Company has recognized $2,859 and $2,923, respectively, related to expected tax, penalties and interest payments as a result of the IRS audits in its current income tax payable.

The Company’s policy is to recognize interest and penalties related to income tax liabilities and unrecognized tax benefits in income tax expense and to the extent the liability relates to pre-Acquisition Date tax periods, the Company recognizes a corresponding benefit related to the indemnity agreement from a subsidiary of Wolseley. As of December 31, 2013 and 2012, the Company has neither material unrecognized tax benefits nor any associated interest and penalties. During the years ended December 31, 2013, 2012 and 2011, the Company recognized penalties and interest related to income tax liabilities and uncertain tax benefits of $64, $73 and $213 in income tax expense, respectively. As of December 31, 2013 and 2012, the Company recognized penalties and interest of $248 and $180, respectively, within its current income tax payable.